Equity Method Investments (Details) - Schedule of equity method investments - Mavrix [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Assets	$ 225,978	$ 225,978	$ 203,864
Liabilities	51,873	51,873	15,477
Net assets	174,105	174,105	188,387
Company’s share of equity in net assets	87,052	87,052	$ 94,194
Total revenues	26,797	52,025
Net income	10,419	18,436
Company’s share of net income	$ 5,209	$ 9,218